Mainland China Contribution Plan And Profit Appropriation	12 Months Ended
May 31, 2011
Mainland China Contribution Plan And Profit Appropriation
Mainland China Contribution Plan And Profit Appropriation
21.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contributions for such employee benefits were US$6,297, US$9,439 and US$16,865 for the years ended May 31, 2009, 2010 and 2011, respectively.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company's subsidiaries, being foreign invested enterprises established in China, are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in the Group's PRC statutory accounts. The Company's subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company's subsidiaries.

In accordance with the China Company Laws, New Oriental China and its subsidiaries must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserves, namely statutory surplus reserve, statutory public welfare reserve and discretionary surplus reserve. New Oriental China and its subsidiaries are required to allocate at least 10% of their after-tax profits to the statutory surplus reserve until the reserve reaches 50% of each entity's registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of their after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised China Company Laws, appropriation to the statutory public welfare reserve is no longer mandatory. Appropriation to the discretionary surplus reserve is made at the discretion of the New Oriental China and its subsidiaries.

The general reserve and statutory surplus reserve are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The staff welfare and bonus reserve and the statutory public welfare reserves are restricted to the capital expenditures for the collective welfare of employees. These reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except in the event of liquidation.

The Group transferred an aggregate of US$2,423, US$136 and US$3,097 to the statutory reserves during the years ended May 31, 2009, 2010 and 2011, respectively.